Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares
Allowance for doubtful accounts receivable	¥ 928	$ 133	¥ 599	$ 86
Total current liabilities	57,380	8,243	56,853
Total non-current liabilities	¥ 71,121	$ 10,215	64,961
Common stock, par value per share | $ / shares		$ 0.00005
Common stock, shares authorized	870,400,000	870,400,000
Variable Interest Entity, Primary Beneficiary
Total current liabilities	¥ 24,692	$ 3,547	18,812
Total non-current liabilities	¥ 6,295	$ 904	¥ 2,417
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00005		$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000	825,000,000	825,000,000
Common stock, shares issued	27,381,621	27,381,621	27,733,692	27,733,692
Common stock, shares outstanding	27,381,621	27,381,621	27,733,692	27,733,692
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00005		$ 0.00005
Common stock, shares authorized	35,400,000	35,400,000	35,400,000	35,400,000
Common stock, shares issued	7,201,254	7,201,254	7,201,254	7,201,254
Common stock, shares outstanding	7,201,254	7,201,254	7,201,254	7,201,254